Average Annual Total Returns		12 Months Ended	39 Months Ended
	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2023
Invesco NASDAQ 100 ETF
Prospectus [Line Items]
Average Annual Return, Percent		(32.45%)	(3.77%)
Performance Inception Date	Oct. 13, 2020
Invesco NASDAQ 100 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(32.58%)	(3.91%)
Invesco NASDAQ 100 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(19.12%)	(2.83%)
Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(32.38%)	(3.64%)
NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(32.54%)	(4.79%)
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(19.21%)	4.75%